GOING CONCERN (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
GOING CONCERN [Abstract]
Net loss	$ (1,752,129)	$ (210,731)	$ (2,663,986)	$ (467,728)